Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Parties

17. Related parties

One of the Company’s founders who served on the board of directors through February 2019 (the Founder) is a professor and department chairman at MDACC. In connection with the MDACC Research Agreement and the MDACC License Agreement, as of December 31, 2019, the Company had outstanding common stock issued to MDACC and associated entities of 738,134 shares. Additionally, the Company had outstanding Redeemable Convertible Preferred Stock issued to MDACC of 1,587,500 shares of Series A Preferred Stock as of December 31, 2019, and 187,497 shares of Series B Preferred Stock as of December 31, 2019, respectively. As December 31, 2019, the Company had $1.2 million in accrued expenses due to MDACC relating to these arrangements. Effective February 1, 2019, the Founder resigned from the Company’s board of directors and therefore this individual and MDACC were no longer considered to be related parties as of December 31, 2019.

The Company has entered into agreements with two of its scientific co-founders, including the Founder, pursuant to which it has granted an aggregate of 1,279,262 shares of restricted stock and 261,263 non-employee stock options for the performance of consulting services. In the aggregate, as of December 31, 2019, such co-founders had outstanding common stock of 1,476,268 shares. In the aggregate, as of December 31, 2019, these co-founders had outstanding stock options of 322,665.

Effective February 1, 2019, the Founder resigned from the Company’s board of directors. As of September 30, 2020, the other scientific co-founder continued to serve on the Company’s board of directors. As of September 30, 2020, the other scientific co-founder had outstanding common stock and stock options of 738,134 and 30,701, respectively.

17. Related parties

One of the Company’s founders who served on the board of directors as of December 31, 2018 (the Founder) is a professor and chairman at MDACC. In connection with the MDACC Research Agreement and the MDACC License Agreement, as of December 31, 2018 and 2019, the Company had outstanding common stock issued to MDACC and associated entities of 738,134 shares. Additionally, the Company had outstanding Redeemable Convertible Preferred Stock issued to MDACC of 1,587,500 shares of Series A Preferred Stock as of December 31, 2018 and 2019, and 145,831 and 187,497 shares of Series B Preferred Stock as of December 31, 2018 and 2019, respectively. As December 31, 2018 and 2019, the Company had $0.4 million and $1.2 million, respectively, in accrued expenses due to MDACC relating to these arrangements.

The Company has entered into agreements with two of its scientific co-founders, including the Founder, pursuant to which it has granted an aggregate of 1,279,262 shares of restricted stock and 261,263 non-employee stock options for the performance of consulting services. There were no amounts payable under these agreements as of December 31, 2018 or 2019. In the aggregate, as of each of the years ended December 31, 2018 and 2019, such co-founders had outstanding common stock of 1,476,268 shares. In the aggregate, as of December 31, 2018 and 2019, these co-founders had outstanding stock options of 322,665.

Effective February 1, 2019, the Founder resigned from the Company’s board of directors and therefore this individual and MDACC were no longer considered to be related parties as of December 31, 2019. As of December 31, 2019, the other scientific co-founder continued to serve on the Company’s board of directors. As of December 31, 2019, the other scientific co-founder had outstanding common stock and stock options of 738,134 and 30,701, respectively.